Quarterly Holdings Report
for
Fidelity® Investment Grade Securitized ETF
May 31, 2021
FIG-QTLY-0721
1.9900961.100

Schedule of Investments May 31, 2021 (Unaudited)
Showing Percentage of Net Assets
U.S. Government Agency - Mortgage Securities – 93.1%
	Principal Amount	Value
Fannie Mae – 24.7%
3.00% 6/1/40 (a)(b)	$ 350,000	$ 365,531
3.00% 12/1/49 to 4/1/51	592,193	625,869
3.50% 10/1/47 to 6/1/49	1,386,054	1,467,776
TOTAL FANNIE MAE		2,459,176
Freddie Mac – 16.8%
U.S. SECURED OVERNIGHT FINL RATE 30 DAY AVERAGE (SOFR30A) INDX + 0.230% 0.24% 4/25/31 (c)(d)	50,000	50,031
U.S. SECURED OVERNIGHT FINL RATE 30 DAY AVERAGE (SOFR30A) INDX + 0.240%0.25% 3/25/31 (c)(d)	200,000	200,140
U.S. SECURED OVERNIGHT FINL RATE 30 DAY AVERAGE (SOFR30A) INDX + 0.250% 0.26% 2/25/31 (c)(d)	50,000	50,045
1.658% 12/25/30	100,000	100,057
2.074% 1/25/31	25,000	25,941
2.108% 1/25/31	100,000	103,966
2.50% 10/1/50	198,126	206,703
2.524% 10/25/29	100,000	107,510
3.00% 2/1/50	379,371	400,025
3.50% 1/1/47 to 4/1/50	394,601	420,609
TOTAL FREDDIE MAC		1,665,027
Ginnie Mae – 33.7%
2.00% 3/20/51 to 4/20/51	149,488	152,237
2.00% 6/1/51 (a)(b)	150,000	152,587
2.00% 7/1/51 (b)	300,000	304,646
2.50% 1/20/51 (e)(f)	197,972	205,313
2.50% 3/20/51	99,573	103,265
2.50% 6/1/51 (b)	250,000	258,934
3.00% 6/20/50 to 11/20/50	669,840	700,146
3.50% 6/1/51 (a)(b)	850,000	894,068
3.50% 7/1/51 (b)	350,000	368,282
4.00% 6/1/51 (b)	200,000	212,267
TOTAL GINNIE MAE		3,351,745
Uniform Mortgage Backed Securities – 17.9%
1.50% 6/1/36 (b)	325,000	329,012
2.00% 6/1/51 (a)(b)	50,000	50,519
2.00% 7/1/51 (b)	300,000	302,433
2.50% 6/1/51 (a)(b)	250,000	258,857
2.50% 7/1/51 (b)	50,000	51,652
3.50% 6/1/51 (a)(b)	350,000	369,457

	Principal Amount	Value

3.50% 7/1/51 (b)	$ 400,000	$ 422,486
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,784,416
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,279,980)		9,260,364
Collateralized Mortgage Obligations – 6.3%

PRIVATE SPONSOR – 6.3%
GS Mortgage Securities Trust Series 2019-GC39 3.567% 5/10/52	145,000	161,222
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8 3.424% 10/15/45 (g)	100,000	102,732
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class A 1 month U.S. LIBOR + 0.700% 0.801% 3/15/38 (c)(d)(g)	100,000	100,063
Morgan Stanley Capital I Trust Series 2019-L2 3.806% 3/15/52	150,000	165,658
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT, Class A 3 month U.S. LIBOR + 1.200% 1.30% 5/15/31 (c)(d)(g)	100,000	100,190
TOTAL PRIVATE SPONSOR		629,865
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $633,765)		629,865
U.S. Treasury Obligations – 2.7%

U.S. Treasury Bonds 2.375% 5/15/51	90,000	91,744
U.S. Treasury Notes:
1.125% 2/15/31	30,000	28,720
1.25% 4/30/28 to 5/31/28	99,000	98,926
1.625% 5/15/31	50,000	50,094
TOTAL U.S. TREASURY OBLIGATIONS (Cost $267,497)		269,484

Quarterly Report	2

Money Market Fund – 42.2%
	Shares	Value
Fidelity Cash Central Fund, 0.03% (h) (Cost $4,197,801)	4,196,962	$ 4,197,801
TOTAL INVESTMENT IN SECURITIES – 144.3% (Cost $14,379,043)		14,357,514
NET OTHER ASSETS (LIABILITIES) – (44.3%)		(4,406,856)
NET ASSETS – 100.0%		$ 9,950,658

Legend
(a)	A portion of the security sold on a delayed delivery basis.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,910.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $31,837.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $302,985 or 3.0% of net assets.
(h)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	September 2021	$ 156,531	$ 859	$ 859
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	September 2021	247,703	470	470
Total Treasury Contracts					1,329
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	(1)	September 2021	(131,937)	(188)	(188)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	(2)	September 2021	(441,469)	(203)	(203)
Total Treasury Contracts					(391)
Total Futures Contracts					$ 938
The notional amount of futures purchased as a percentage of Net Assets is 4.1%
The notional amount of futures sold as a percentage of Net Assets is 5.8%
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Schedule of Investments (Unaudited)–continued
Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse/ Counterparty[1]	Maturity Date	Notional Amount	Value	Upfront Premium Received/ Paid[2]	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps
0.25%	Semi-Annual	3-month Libor[3]	Quarterly	LCH	Sep. 2023	$100,000	$177	$0	$177
0.75%	Semi-Annual	3-month Libor[3]	Quarterly	LCH	Sep. 2028	$ 60,000	402	0	402
TOTAL INTEREST RATE SWAPS							$579	$0	$579

1	Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.
2	Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
3	Represents floating rate.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$667
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus.
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5	Quarterly Report

Quarterly Report	6